Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Loss After Income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss after income tax expense for the year	$ (32,210,826)	$ (29,902,624)	$ (13,468,232)
Adjustments for:
Depreciation and amortization	2,063,462	2,070,116	2,079,639
Share based payments	1,486,841	1,702,159	1,724,282
Changes in fair value of US investor warrants	(591,070)	8,663,013	(2,214,813)
US warrants transaction costs	0	0	0
Unrealized gain on exchange through the profit and loss	258,296	646,630	(200,784)
Net change in fair value of convertible note liability	324,736	1,171,959	1,146,406
Change in operating assets and liabilities:
Decrease/(Increase) in current receivables	(2,249,376)	(2,830,539)	1,900,434
Decrease/(Increase) in other operating assets	(782,505)	(620,024)	243,581
Increase/(Decrease) in trade and other payables	1,435,459	1,382,362	(2,126,001)
Increase in employee benefits	35,231	76,606	76,149
Net cash flows used in operating activities	$ (30,229,752)	$ (17,640,342)	$ (10,839,339)